Inventories (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Dec. 31, 2024
Inventories
Finished goods	€ 1,243,843	€ 1,182,034
Healthcare supplies	359,741	417,475
Raw materials and purchased components	327,622	344,311
Work in process	155,284	124,102
Inventories	€ 2,086,490	€ 2,067,922